Income taxes - Aggregate amount and per share effect of the tax holiday (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income taxes
The aggregate amount of effect of tax holidays	¥ 0	¥ 0	¥ 2,243
Basic and diluted net loss per share effect	¥ 0	¥ 0	¥ 0.01